Consolidated Segment Data (Details) - Schedule of the Total Assets by Segment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of the Total Assets by Segment [Line Items]
Total assets	$ 36,183,978	$ 45,814,948
Secured logistics [Member]
Schedule of the Total Assets by Segment [Line Items]
Total assets	20,897,829	21,613,383
Assets held for sale - Information security [Member]
Schedule of the Total Assets by Segment [Line Items]
Total assets		201,963	[1]
AI&Robotics solution [Member]
Schedule of the Total Assets by Segment [Line Items]
Total assets	2,296,023	3,127,857
General security solutions [Member]
Schedule of the Total Assets by Segment [Line Items]
Total assets	3,697,691	2,836,403
Corporate and others [Member]
Schedule of the Total Assets by Segment [Line Items]
Total assets	$ 9,292,435	$ 18,035,342

[1]	As of December 31, 2023, the total assets for information security segment were presented as assets held for sale on the consolidated balance sheets.